UNIT-BASED COMPENSATION - Cash-settled BPY Awards by Expiry Date (Details) - Cash-Settled Share-Based Payment Arrangement	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	7,331,416	7,144,871	7,377,042	6,904,986
Weighted average exercise price (in dollars per share) | $	$ 20.38	$ 20.30	$ 20.28	$ 20.37
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	69,000	69,000	78,000
Weighted average exercise price (in dollars per share) | $	$ 13.07	$ 13.07	$ 13.07
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	172,800	172,800	186,800
Weighted average exercise price (in dollars per share) | $	$ 17.44	$ 17.44	$ 17.44
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	515,800	515,800	545,800
Weighted average exercise price (in dollars per share) | $	$ 18.09	$ 18.09	$ 18.08
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	519,000	519,000	549,000
Weighted average exercise price (in dollars per share) | $	$ 16.80	$ 16.80	$ 16.80
2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	4,278,663	4,330,286	4,459,230
Weighted average exercise price (in dollars per share) | $	$ 20.59	$ 20.59	$ 20.59
2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	831,834	695,376	711,300
Weighted average exercise price (in dollars per share) | $	$ 25.18	$ 25.18	$ 25.18
2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	944,319	842,609	846,912
Weighted average exercise price (in dollars per share) | $	$ 19.51	$ 19.51	$ 19.51